Annual Notice of Securities Sold Pursuant to Rule 24F-2

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

1.   Name and address of issuer:

     Flag Investors Telephone Income Fund, Inc.
     135 East Baltimore Street
     Baltimore, Maryland 21202
___________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:

     Class A
     Class B
     Class D*

     _______________
     *Class D shares are no longer offered, though shares remain outstanding.
___________________________________________________________________

3.   Investment Company Act File Number:  811-3883

     Securities Act File Number:  2-87336
___________________________________________________________________

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995
___________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A


6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):

     N/A


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___________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None
___________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None
___________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

     2,634,796 shares at $36,005,550
___________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     2,634,796 shares at $36,005,550
___________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     2,891,282 shares at $40,313,196

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                            $36,005,550
                                            ________________________

     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):
                                            +40,313,196
                                            ________________________

     (iii)     Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):
                                           -76,318,746*
                                           _________________________

           *   Pursuant to the instructions for this form, item 12
               (iii) represents only a portion of the Fund's total redemptions during the fiscal year ended 12/31/95 which were $106,718,217. The difference will be registered on the Fund's annual post-effective amendment pursuant to Rule 24e-2.

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                            +0
                                            ________________________

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus line (iv)} (if applicable):
                                             0
                                            ________________________

     (vi) Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation (see
          Instruction C.6):
                                            x 1/2,900
                                            ________________________

     (vii)     Fee due {line (i) or line (v) multiplied by line
               (vi)}:


                                            0
                                           =========================
Instruction:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.



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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).




     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     N/A



                             SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*     /s/ Joseph A. Finelli
                              Joseph A. Finelli, Treasurer



Date February 8, 1996

 * Please print the name and title of the signing officer below the signature.


























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
                                    FLAG INVESTORS TELEPHONE INCOME FUND, INC.

                                                    SCHEDULE A



                                        AGGREGATE                                                                AGGREGATE
                    SHARES                SALES              DRP              DRP             SHARES            REDEMPTION
   CLASS             SOLD                 PRICE             SHARES           VALUE           REDEEMED              PRICE


 Flag A           2,145,785            $29,305,314         2,674,624      $37,305,866        7,132,553         $ 97,427,131
 Flag B              489,011             6,700,236            32,826          458,760           15,929              229,177

 Flag D               ---             $           0          183,832        2,548,570          655,092            9,061,909
                   2,634,796           $36,005,550          2,891,282     $40,313,196        7,803,574         $106,718,217


Computation of Fee:                  ($36,005,550 + 40,313,196 - $106,718,217) Divided 2,900 = $0








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            {LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP }






February 8, 1996


VIA EDGAR

Flag Investors Telephone Income Fund, Inc.
135 Baltimore Street
Baltimore, Maryland  21202

Re:  Rule 24f-2 Notice for
     Flag Investors Telephone Income Fund, Inc.
     (File No. 2-87336)

Gentlemen:

Flag Investors Telephone Income Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland. The Fund is an open-end non-diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during its fiscal year ended December 31, 1995, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares of common stock, par value
$.001 per share, which have been offered under Prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act
(collectively, the "Registration Statement").

We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's
Registration Statement, were legally issued, fully paid and non-assessable by the Fund.

Very truly yours,

/s/ Morgan, Lewis & Bockius LLP


cc:  Mr. Joseph A. Finelli



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